RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

a) The Company's related parties include its directors and officers whose remuneration was as follows, subject to change of control provisions for officers:

	Year ended December 31,
(In thousands of U.S. Dollars)	2020	2019	2018
Salaries	$391	$410	$432
Directors' fees	35	36	36
Share-based payments	85	60	53
	$511	$506	$521

b) The Company has service agreements with two private companies owned by the Company's Corporate Secretary, Mr. Lawrence Page: Manex Resource Group Inc. ("Manex") and Advocate Services Ltd. ("Advocate").  Manex provides the Company with its Vancouver office space at CAD 7,500 per month, and Advocate provides investor communications at CAD 5,000 per month. Both agreements can be terminated at any time with advanced written notice from either party.